FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

8044 Montgomery Road, Suite 555

Cincinnati, OH 45236

(Address of principal executive offices)

James E. Gibson

8044 Montgomery Road, Suite 555

Cincinnati, OH 45236

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-985-3200

Date of Fiscal year-end: 12/31/05

Date of reporting period: 7/1/2004 - 6/30/2005

Item 1. Proxy Voting Record

Account Number: PACHOLDER Pacholder High Yield Fund

ISSUER NAME	TICKER	CUSIP	MTG DATE	MTG TYPE
			Proposal Type	Voted?	Vote	For/Agnst Mgmt

Global Crossing Ltd			12/15/04	Annual
1 Approve executive profit sharing/bonus plan			MGMT	YES	FOR	FOR
2 Amend stock option plan			MGMT	YES	AGNST	AGNST
3 Appoint auditors and set their fees			MGMT	YES	FOR	FOR

Hayes Lemmerz International Inc	HAYZ	420781304	7/13/04	Annual
1.01 Elect Curtis J. Clawson			MGMT	YES	FOR	FOR
1.02 Elect George T. Haymaker Jr.			MGMT	YES	FOR	FOR
2 Ratify Selection of Auditors			MGMT	YES	FOR	FOR

Leucadia National Corp	LUK	527288104	5/17/05	Annual
1.01 Elect Ian M. Cumming			MGMT	YES	FOR	FOR
1.02 Elect Paul M. Dougan			MGMT	YES	FOR	FOR
1.03 Elect Lawrence D. Glaubinger			MGMT	YES	FOR	FOR
1.04 Elect Alan J. Hirschfield			MGMT	YES	FOR	FOR
1.05 Elect James E. Jordan			MGMT	YES	FOR	FOR
1.06 Elect Jeffrey C. Keil			MGMT	YES	FOR	FOR
1.07 Elect Jesse Clyde Nichols III			MGMT	YES	FOR	FOR
1.08 Elect Joseph S. Steinberg			MGMT	YES	FOR	FOR
2 Increase authorized common stock			MGMT	YES	FOR	FOR
3 Amend annual bonus plan			MGMT	YES	FOR	FOR
4 Ratify selection of auditors			MGMT	YES	FOR	FOR

Telewest Global Inc	TLWT	87956T107	5/9/05	Annual
1.01 Elect Barry R. Elson			MGMT	YES	FOR	FOR
1.02 Elect Michael J. McGuiness			MGMT	YES	FOR	FOR
2 Ratify selection of auditors			MGMT	YES	FOR	FOR
3 Approve long-term bonus plan			MGMT	YES	FOR	FOR

XO Communications Inc	3XOCM	983764838	5/9/05	Annual
1.01 Elect Carl C. Icahn			MGMT	YES	FOR	FOR
1.02 Elect Carl J. Grivner			MGMT	YES	FOR	FOR
1.03 Elect Jon F. Weber			MGMT	YES	FOR	FOR
1.04 Elect Adam Dell			MGMT	YES	FOR	FOR
1.05 Elect Fredrik Gradin			MGMT	YES	FOR	FOR
1.06 Elect Vincent J. Intrieri			MGMT	YES	FOR	FOR
1.07 Elect Robert Knauss			MGMT	YES	FOR	FOR
1.08 Elect Keith Meister			MGMT	YES	FOR	FOR

Any ballot marked ‘Abstain’ is considered to have been voted. Ballots marked ‘Abstain’ are considered to be have been voted against management’s recommendation, regardless of whether the recommendation is ‘For’ or ‘Against,’ except where management has made no recommendation or has recommended that shareholders ‘Abstain.’

Where management has recommended that shareholders ‘Abstain’ from voting on a ballot item: 1) a ballot market ‘Abstain’ is considered to have been voted for management’s recommendation to ‘Abstain’ and 2) a ballot voted ‘For” or ‘Against’ is considered to have been voted against management’s recommendation to ‘Abstain.’

Where management has made no recommendation on a ballot item, the abbreviation “N/A” is used to denote that there is no applicable recommendation compared to which a vote may be ‘For’ or ‘Against’ the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By	/s/ David A. Groshoff
(Signature & Title) David A. Groshoff Chief Compliance Officer

Date 8/26/05